T. ROWE PRICE Tax-Free High Yield Fund
November 30, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.0%
Ingevity (1) 1 63
United Airlines Holdings (1) — 14
Westrock  5 228
Total Common Stocks (Cost $213) 305
MUNICIPAL SECURITIES 101.5%
ALABAMA 1.3%
Huntsville-Redstone Village Special Care Fac. Fin. Auth., 5.50%,
1/1/28 (1)(2) 3,470 2,351
Huntsville-Redstone Village Special Care Fac. Fin. Auth., 5.50%,
1/1/43 (1)(2) 2,690 1,783
Huntsville-Redstone Village Special Care Fac. Fin. Auth., Series A,
6.875%, 1/1/43 (1)(2) 1,880 1,248
Huntsville-Redstone Village Special Care Fac. Fin. Auth., Series A,
7.50%, 1/1/47 (1)(2) 3,365 2,232
Jefferson County, Sewer, Series A, 5.25%, 10/1/48 (3) 13,620 15,021
Jefferson County, Sewer, Series A, 5.50%, 10/1/53 (3) 21,605 23,913
Tuscaloosa County IDA, Hunt Refining Project, Series A, 4.50%,
5/1/32 (4) 3,094 3,334
Tuscaloosa County IDA, Hunt Refining Project, Series A, 5.25%,
5/1/44 (4) 21,885 25,277
75,159
ARIZONA 1.4%
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 0.898%, 1/1/37  2,585 2,572
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/40 (4) 870 941
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/50 (4) 1,505 1,608
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%,
7/15/39 (4) 1,245 1,443
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%,
7/15/49 (4) 1,105 1,266
Arizona IDA, Odyssey Preparatory Academy, 5.00%, 7/1/49 (4) 4,085 4,560
Arizona IDA, Odyssey Preparatory Academy, Series A, 5.25%,
7/1/37 (4) 2,820 3,052
Arizona IDA, Odyssey Preparatory Academy, Series A, 5.50%,
7/1/52 (4) 3,195 3,451
Maricopa County PCR, El Paso Electric, Series A, 4.50%, 8/1/42  3,055 3,112
Peoria IDA, Sierra Winds Life Care, Series A, 5.50%, 11/15/34  3,475 3,543
Peoria IDA, Sierra Winds Life Care, Series A, 5.75%, 11/15/40  5,635 5,748

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Phoenix Civic Improvement, Capital Appreciation, 5.50%,
7/1/33 (5) 1,175 1,651
Phoenix Civic Improvement, Capital Appreciation, Series B, 5.50%,
7/1/29 (5) 7,500 9,772
Phoenix Civic Improvement, Capital Appreciation, Series B, 5.50%,
7/1/30 (5) 6,895 9,152
Phoenix IDA, Downtown Phoenix Student Housing, 5.00%, 7/1/44  940 1,118
Phoenix IDA, Downtown Phoenix Student Housing, 5.00%, 7/1/49  565 669
Phoenix IDA, Downtown Phoenix Student Housing, 5.00%, 7/1/59  1,990 2,342
Pima County IDA, American Leadership Academy, 4.00%,
6/15/41 (4)(6) 2,825 2,938
Pima County IDA, American Leadership Academy, 4.00%,
6/15/51 (4)(6) 3,000 3,082
Pima County IDA, American Leadership Academy, 4.00%,
6/15/57 (4)(6) 3,400 3,472
Pima County IDA, American Leadership Academy, 4.75%,
6/15/37 (4) 4,930 5,047
Salt Verde Financial, 5.00%, 12/1/32  3,335 4,406
Tempe IDA, Friendship Village of Tempe Project, Series A, 4.00%,
12/1/38  1,410 1,564
Tempe IDA, Friendship Village of Tempe Project, Series A, 4.00%,
12/1/46  2,350 2,556
79,065
ARKANSAS 0.4%
Arkansas DFA, Big River Steel Project, 4.50%, 9/1/49 (4)(7) 13,715 15,137
Arkansas DFA, Big River Steel Project, 4.75%, 9/1/49 (4)(7) 4,695 5,311
Arkansas DFA, Washington Regional Medical Center, Series A,
5.00%, 2/1/35  860 953
Arkansas DFA, Washington Regional Medical Center, Series C,
5.00%, 2/1/35  1,135 1,258
22,659
CALIFORNIA 6.2%
California, GO, 5.00%, 9/1/41  6,265 8,328
California Community Choice Fin. Auth., Green Bond, Series B-1,
VRDN, 4.00%, 2/1/52 (Tender 8/1/31)  24,610 29,800
California Community Housing Agency, Creekwood, Series A,
4.00%, 2/1/56 (4) 28,180 29,185
California Community Housing Agency, Junior-Fountains at
Emerald, 4.00%, 8/1/46 (4) 2,675 2,703
California Community Housing Agency, Serenity at Larkspur,
Series A, 5.00%, 2/1/50 (4) 9,395 10,423
California Community Housing Agency, Summit at Sausalito
Apartments, Series A-2, 4.00%, 2/1/50 (4) 9,225 9,329
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  3,255 3,913

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Baptish Univ., Series A, 5.00%,
11/1/46 (4) 3,000 3,448
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (7) 23,870 28,479
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/47 (7) 5,165 6,150
California Municipal Fin. Auth., UCR North Dist. Phase 1, 5.00%,
5/15/49  2,820 3,382
California Municipal Fin. Auth., UCR North Dist. Phase 1, 5.00%,
5/15/52  2,350 2,812
California PFA, Enso Village Project, 2.375%, 11/15/28 (4) 1,410 1,425
California PFA, Enso Village Project, 3.125%, 5/15/29 (4) 1,515 1,535
California PFA, Enso Village Project, 5.00%, 11/15/46 (4) 705 809
California PFA, Enso Village Project, Series B-3, 2.125%,
11/15/27 (4) 2,490 2,512
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/41 (4)(6) 1,650 1,763
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/51 (4)(6) 1,500 1,579
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/61 (4)(6) 250 261
California Statewide CDA, Series 2021A, 4.00%, 9/2/28  245 279
California Statewide CDA, Series 2021A, 4.00%, 9/2/29  265 304
California Statewide CDA, Series 2021A, 4.00%, 9/2/30  280 324
California Statewide CDA, Series 2021A, 4.00%, 9/2/31  220 256
California Statewide CDA, Series 2021A, 4.00%, 9/2/41  1,515 1,746
California Statewide CDA, Series 2021A, 4.00%, 9/2/51  940 1,065
California Statewide CDA, 899 Charleston Moldaw Residences,
Series A, 5.375%, 11/1/49 (4) 3,290 3,501
California Statewide CDA, Loma Linda Univ. Medical Center,
5.50%, 12/1/54  12,210 13,843
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27 (4) 2,820 3,316
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/46 (4) 3,755 4,300
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (4) 7,750 8,917
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (4) 17,465 21,407
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  1,880 2,104
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/41  1,505 1,716
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/51  2,255 2,527
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/34  1,010 1,223

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/39  940 1,130
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49  470 557
California Statewide CDA, Terraces at San Joaquin Garden,
Series A, 6.00%, 10/1/42 (Prerefunded 10/1/22) (8) 4,930 5,165
California Statewide CDA, Terraces at San Joaquin Garden,
Series A, 6.00%, 10/1/47 (Prerefunded 10/1/22) (8) 800 838
California Statewide Fin. Auth., Tobacco Industry, Series A, 6.00%,
5/1/43  1,410 1,424
California, Various Purpose, GO, 4.00%, 10/1/41  7,790 9,459
CMFA Special Fin. Agency, Solana At Grand, Series A-2, 4.00%,
8/1/45 (4) 11,525 11,351
CSCDA Community Improvement Auth., Altana Glendale Social
Bonds, Series A-2, 4.00%, 10/1/56 (4) 16,600 17,257
CSCDA Community Improvement Auth., Oceanaire Long Beach
Social Bonds, Series A-2, 4.00%, 9/1/56 (4) 2,980 3,127
CSCDA Community Improvement Auth., Parallel Anaheim Social
Bonds, 4.00%, 8/1/56 (4) 4,425 4,579
CSCDA Community Improvement Auth., Union South Bay Social
Bonds, 4.00%, 7/1/56 (4) 3,000 3,126
Golden State Tobacco Securitization, Series A-1, 5.00%, 6/1/47  3,125 3,193
Golden State Tobacco Securitization, Series A-2, 5.30%, 6/1/37  31,045 31,730
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/27  280 287
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/28  385 394
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 0.808%, 7/1/27  6,185 6,231
Riverside County Redev. Successor Agency, Interstate 215
Corridor Redev., 7.00%, 12/1/31  1,505 1,505
Riverside County Redev. Successor Agency, Interstate 215
Corridor Redev., 7.00%, 12/1/31 (Prerefunded 12/1/21) (8) 280 280
Riverside County Redev. Successor Agency, Interstate 215
Corridor Redev., 7.25%, 12/1/40 (Prerefunded 12/1/21) (8) 2,675 2,675
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/39  3,470 4,149
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/40  3,570 4,261
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/41  940 1,119
Riverside County Transportation Commission, Restructure 91
Express, Series B-1, 4.00%, 6/1/46  3,920 4,615
San Mateo, Bay Meadows Community Fac., Dist. 2008-1, Special
Tax, 6.00%, 9/1/42  1,410 1,453
Santa Margarita Water Dist., Community Fac. Dist. No. 2013-1,
5.625%, 9/1/43  2,255 2,410
Tobacco Securitization Auth. of Northern California, Series B-2,
Zero Coupon, 6/1/60  19,725 4,854

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/34 (9) 1,855 2,486
344,319
COLORADO 4.7%
Aerotropolis Regional Transportation Auth., 4.375%, 12/1/52  9,895 10,064
Arista Metropolitan Dist., Series A, GO, 5.00%, 12/1/38  2,480 2,660
Arista Metropolitan Dist., Series A, GO, 5.125%, 12/1/48  6,500 6,950
Berthoud-Heritage Metropolitan Dist. No. 1, 5.625%, 12/1/48  8,145 8,837
Brighton Crossing Metropolitan Dist. No. 4, Series A, GO, 5.00%,
12/1/47  1,225 1,284
Broadway Station Metropolitan Dist. No. 3, GO, 5.00%, 12/1/39  750 812
Broadway Station Metropolitan Dist. No. 3, GO, 5.00%, 12/1/49  2,250 2,415
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.25%,
12/1/38  1,000 1,068
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.375%,
12/1/48  3,250 3,464
Canyons Metropolitan Dist. No. 5, Series A, GO, 6.00%, 12/1/37  1,250 1,309
Canyons Metropolitan Dist. No. 5, Series A, GO, 6.125%, 12/1/47  4,500 4,712
Canyons Metropolitan Dist. No. 6, Series A, GO, 6.125%, 12/1/47  2,000 2,094
Centerra Metropolitan Dist. No. 1, 5.00%, 12/1/47 (4) 3,500 3,667
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/31  1,220 1,313
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/37  1,575 1,686
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/31 (6) 575 626
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/32 (6) 700 760
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/33 (6) 730 791
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/34 (6) 760 821
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/35 (6) 790 851
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/36 (6) 820 881
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/41 (6) 1,375 1,465
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/48 (6) 2,100 2,198
Colorado HFA, Frasier Meadows Manor, Series B, 5.00%, 5/15/33  1,315 1,401
Colorado HFA, Frasier Meadows Manor, Series B, 5.00%, 5/15/39  2,115 2,253
Colorado HFA, Sunny Vista Living Center, Series A, 5.75%,
12/1/35 (4) 1,360 1,309
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45 (4) 2,785 2,696
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50 (4) 3,895 3,792
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  890 1,005
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  8,295 9,355
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  13,435 15,130
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46  6,275 6,752

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Colorado Science & Technology Park Metropolitan Dist. No. 1,
5.00%, 12/1/33  3,040 3,266
Colorado Science & Technology Park Metropolitan Dist. No. 1,
5.25%, 12/1/48  2,200 2,353
Cornerstar Metropolitan Dist., Series A, GO, 5.125%, 12/1/37  500 525
Cornerstar Metropolitan Dist., Series A, GO, 5.25%, 12/1/47  2,600 2,725
Denver City & County Airport, Series A, 5.00%, 12/1/48 (7) 4,695 5,671
Denver City & County Airport, United Airlines, 5.00%, 10/1/32 (7) 30,235 31,960
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48  1,290 1,396
Green Valley Ranch East Metropolitan Dist. No. 6, Series A, GO,
5.875%, 12/1/50  2,200 2,426
Lakes at Centerra Metropolitan Dist. No. 2, Series A, GO, 5.125%,
12/1/37  1,695 1,808
Lakes at Centerra Metropolitan Dist. No. 2, Series A, GO, 5.25%,
12/1/47  3,970 4,223
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48  4,905 5,142
Palisade Metropolitan Dist. No. 2, GO, 5.00%, 12/1/46  2,447 2,524
Park Creek Metropolitan Dist., Property Tax, Series A, 5.00%,
12/1/45  18,315 20,631
Peak Metropolitan Dist. No. 1, Series A, GO, 4.00%, 12/1/35 (4) 500 534
Peak Metropolitan Dist. No. 1, Series A, GO, 5.00%, 12/1/51 (4) 3,450 3,759
Public Auth. for Colorado Energy, 6.25%, 11/15/28  5,660 7,081
Public Auth. for Colorado Energy, 6.50%, 11/15/38  15,625 24,255
Pueblo Urban Renewal Auth., 4.75%, 12/1/45 (4) 6,755 7,647
Rampart Range Metropolitan Dist. No 5, 4.00%, 12/1/51  8,335 8,525
Saint Vrain Lakes Metropolitan Dist. No. 2, Series A, GO, 5.00%,
12/1/37  1,000 1,054
Saint Vrain Lakes Metropolitan Dist. No. 2, Series A, GO, 5.125%,
12/1/47  3,050 3,213
Serenity Ridge Metropolitan Dist. No. 2, Series A, GO, 4.50%,
12/1/28 (Prerefunded 12/1/23) (8) 496 531
Serenity Ridge Metropolitan Dist. No. 2, Series A, GO, 5.125%,
12/1/43 (Prerefunded 12/1/23) (8) 1,000 1,123
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/36  810 835
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/46  1,600 1,650
STC Metropolitan Dist. No. 2, Series A, GO, 4.00%, 12/1/29  1,000 1,082
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/38  850 929
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/49  1,000 1,086
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/32 (3) 705 900
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/35 (3) 280 356
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/50 (3) 1,410 1,751
Whispering Pines Metropolitan Dist. No. 1, Series A, GO, 5.00%,
12/1/37  1,000 1,050

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Whispering Pines Metropolitan Dist. No. 1, Series A, GO, 5.00%,
12/1/47  3,380 3,538
259,970
CONNECTICUT 1.5%
Connecticut State HEFA, Church Home of Hartford, Series A,
5.00%, 9/1/46 (4) 1,150 1,271
Connecticut State HEFA, Church Home of Hartford, Series A,
5.00%, 9/1/53 (4) 1,500 1,652
Connecticut State HEFA, Hartford Univ., 4.00%, 7/1/44  3,405 3,769
Connecticut State HEFA, Hartford Univ., 4.00%, 7/1/49  4,985 5,492
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/31  3,705 4,224
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/32  3,890 4,424
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/33  2,435 2,766
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/34  1,705 1,934
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/43  9,630 10,803
Connecticut State HEFA, Stamford Hosp., Series J, 5.00%, 7/1/42  14,445 14,840
Hamden Town, Whitney Center Project, 5.00%, 1/1/40  8,455 9,150
Hamden Town, Whitney Center Project, 5.00%, 1/1/50  8,705 9,344
Mashantucket Western Pequot Tribe, 6.05% (PIK), 7/1/31 (2)(10) 25,151 5,533
Mohegan Tribe of Indians, Priority Distributions, Series C, 5.25%,
2/1/22 (4) 2,515 2,528
Mohegan Tribe of Indians, Priority Distributions, Series C, 5.50%,
2/1/23 (4) 3,140 3,261
Steel Point Infrastructure Improvement Dist., Steelpointe Harbor
Project, 4.00%, 4/1/41 (4) 550 583
Steel Point Infrastructure Improvement Dist., Steelpointe Harbor
Project, 4.00%, 4/1/51 (4) 1,690 1,759
83,333
DELAWARE 0.9%
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/30  235 270
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/40  1,220 1,514
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/50  1,645 2,010
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/37  940 1,142
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43  5,835 7,021
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48  2,415 2,887
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50  3,210 3,831
Delaware HFA, Nanticoke Memorial Hosp., 5.00%, 7/1/28
(Prerefunded 7/1/23) (8) 3,755 4,025
Delaware HFA, Nanticoke Memorial Hosp., 5.00%, 7/1/32
(Prerefunded 7/1/23) (8) 3,055 3,274
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/32  245 281

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/40  1,055 1,191
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/48  2,770 3,095
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/53  4,085 4,553
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/58  3,460 3,846
Sussex County, Cadbury at Lewes, 5.00%, 1/1/36  9,970 10,812
49,752
DISTRICT OF COLUMBIA 1.7%
District of Columbia Tobacco Settlement Fin., Series A, Zero
Coupon, 6/15/46  45,260 9,999
District of Columbia Tobacco Settlement Fin., Series B, Zero
Coupon, 6/15/46  21,605 3,949
District of Columbia, American Society of Hematology, 5.00%,
7/1/42 (Prerefunded 7/1/22) (8) 4,785 4,919
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/32 (Prerefunded 12/1/22) (8) 1,995 2,089
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/36  2,820 3,199
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/41  1,825 2,057
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/46  2,710 3,040
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  2,720 2,925
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  4,825 5,163
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  11,545 12,306
District of Columbia, Methodist Home of D.C., Series A, 5.125%,
1/1/35  1,470 1,536
District of Columbia, Methodist Home of D.C., Series A, 5.25%,
1/1/39  955 998
District of Columbia, Union Market Infrastructure Project, STEP,
6/1/31 (4) 1,000 856
District of Columbia, Union Market Infrastructure Project, STEP,
6/1/46 (4) 3,335 2,780
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  13,150 17,458
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/37 (3) 12,030 8,438
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/38  9,395 6,354

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/39  1,880 1,234
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/40  4,695 2,998
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series C, 6.50%, 10/1/41 (9) 940 1,193
93,491
FLORIDA 4.4%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34  225 216
Alachua County HFA, East Ridge Retirement Village, 6.375%,
11/15/49  8,875 8,577
Alachua County HFA, Shands Teaching Hosp. & Clinics, Series A,
5.00%, 12/1/44  14,560 16,272
Boggy Creek Improvement Dist., Special Assessment, 5.125%,
5/1/43  8,980 9,386
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/29  875 1,075
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/30  250 311
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/31  1,115 1,380
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/33  1,000 1,230
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/34  1,150 1,410
Capital Trust Agency, Bridge Univ. Student Housing, Series A,
5.25%, 12/1/58 (4) 8,570 9,779
Celebration Pointe Community Dev. Dist., 3.00%, 5/1/31  750 761
Celebration Pointe Community Dev. Dist., 3.375%, 5/1/41  1,400 1,423
Celebration Pointe Community Dev. Dist., 4.00%, 5/1/53  1,750 1,826
Celebration Pointe Community Dev. Dist., 4.75%, 5/1/24  510 547
Celebration Pointe Community Dev. Dist., 5.125%, 5/1/45  895 948
Celebration Pointe Community Dev. Dist., Alachua County, 5.00%,
5/1/32 (4) 1,070 1,197
Celebration Pointe Community Dev. Dist., Alachua County, 5.00%,
5/1/48 (4) 2,905 3,196
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.50%, 5/1/30  365 379
Davie Ed. Fac., Nova Southeastern Univ., Series A, 6.00%, 4/1/42
(Prerefunded 4/1/23) (8) 11,420 12,284
Double Branch Community Dev. Dist., Special Assessment,
Series A-1, 4.00%, 5/1/25  235 246
Fishhawk Community Dev. Dist., Special Assessment, 7.25%,
5/1/43  1,980 2,122
Florida Dev. Fin., Waste Pro USA, 3.00%, 6/1/32 (7) 6,085 6,371

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
4.75%, 6/1/38 (4) 2,960 3,430
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
5.00%, 6/1/48 (4) 11,690 13,493
Florida Higher Ed. Fac. Fin. Auth., Nova Southeastern Univ., 5.00%,
4/1/30  1,080 1,262
Florida Higher Ed. Fac. Fin. Auth., Nova Southeastern Univ., 5.00%,
4/1/31  2,510 2,934
Florida Higher Ed. Fac. Fin. Auth., Nova Southeastern Univ., 5.00%,
4/1/32  1,645 1,920
Florida Higher Ed. Fac. Fin. Auth., Nova Southeastern Univ., 5.00%,
4/1/36  940 1,093
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (4) 10,795 12,425
Jacksonville, PCR, Power & Light Project, VRDN, 0.05%, 5/1/29  18,215 18,215
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.50%, 5/1/39 (4) 1,125 1,307
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.65%, 5/1/48 (4) 1,415 1,644
Lakewood Ranch Stewardship Dist., Lakewood National Polo Run,
4.00%, 5/1/22  115 116
Lakewood Ranch Stewardship Dist., Lakewood National Polo Run,
5.25%, 5/1/37  3,420 3,838
Lakewood Ranch Stewardship Dist., Lakewood National Polo Run,
5.375%, 5/1/47  4,315 4,824
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.00%, 5/1/36  1,670 1,825
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.125%, 5/1/46  3,325 3,628
Lakewood Ranch Stewardship Dist., Northeast Sector, 5.30%,
5/1/39  940 1,087
Lakewood Ranch Stewardship Dist., Northeast Sector, 5.45%,
5/1/48  1,620 1,858
Lee County IDA, Preserve, Series A, 5.00%, 12/1/27 (4) 325 340
Lee County IDA, Preserve, Series A, 5.375%, 12/1/32 (4) 1,000 1,048
Lee County IDA, Preserve, Series A, 5.625%, 12/1/37 (4) 1,390 1,454
Lee County IDA, Preserve, Series A, 5.75%, 12/1/52 (4) 7,750 8,008
Miami-Dade County Aviation, Series A, 5.00%, 10/1/31
(Prerefunded 10/1/22) (7)(8) 1,880 1,954
OTC Community Dev. Dist., Jacksonville, Special Assessment,
Series A, 5.30%, 5/1/38  1,765 1,767
Palm Beach County HFA, Sinai Residences of Boca Raton,
Series A, 7.50%, 6/1/49  4,460 4,663
Palm Beach County HFA, Toby & Leon Cooperman Sinai
Residences of Boca Raton, 4.00%, 6/1/41 (6) 2,685 2,796
Palm Beach County HFA, Toby & Leon Cooperman Sinai
Residences of Boca Raton, 4.25%, 6/1/56 (6) 4,445 4,620

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Saint Lucie County, Florida Power & Light Project, VRDN, 0.05%,
5/1/24 (7) 6,700 6,700
Sarasota County HFA, Village on the Isle, Series A, 5.00%, 1/1/37  1,300 1,402
Sarasota County HFA, Village on the Isle, Series A, 5.00%, 1/1/42  1,505 1,618
Sarasota County HFA, Village on the Isle, Series A, 5.00%, 1/1/47  3,010 3,229
Sarasota County HFA, Village on the Isle, Series A, 5.00%, 1/1/52  6,360 6,817
Sawyers Landing Community Dev. Dist., 4.125%, 5/1/41  2,870 3,109
Sawyers Landing Community Dev. Dist., 4.25%, 5/1/53  3,825 4,117
Sumter County IDA, Central Florida Health Alliance, Series A,
5.25%, 7/1/44  5,795 6,291
Tampa, Univ. of Tampa, 5.00%, 4/1/40  2,350 2,649
Tampa, Univ. of Tampa, 5.00%, 4/1/45  5,750 6,451
Tolomato Community Dev. Dist., Special Assessment, Series 2015-
1, 6.61%, 5/1/40  960 963
Tolomato Community Dev. Dist., Special Assessment, Series 2015-
2, STEP, 5/1/40  590 464
Tolomato Community Dev. Dist., Special Assessment, Series 2015-
3, 6.61%, 5/1/40 (1)(2) 640 —
Tolomato Community Dev. Dist., Special Assessment, Series 3,
6.45%, 5/1/23 (1)(2) 155 —
Tolomato Community Dev. Dist., Special Assessment, Series 3,
6.65%, 5/1/40 (1)(2) 160 —
Tolomato Community Dev. Dist., Special Assessment, Series A-4,
STEP, 5/1/40  235 214
Viera Stewardship Dist., Series 2021, 3.125%, 5/1/41  1,000 1,000
Viera Stewardship Dist., Series 2021, 4.00%, 5/1/53  1,550 1,635
Village Community Dev. Dist. No. 10, Special Assessment, 5.00%,
5/1/32  2,015 2,047
Village Community Dev. Dist. No. 10, Special Assessment, 5.125%,
5/1/24  1,150 1,214
Village Community Dev. Dist. No. 10, Special Assessment, 5.125%,
5/1/43  3,865 3,929
Village Community Dev. Dist. No. 10, Special Assessment, 5.75%,
5/1/31  3,055 3,244
Village Community Dev. Dist. No. 10, Special Assessment, 6.00%,
5/1/44  3,920 4,177
Village Community Dev. Dist. No. 9, Special Assessment, 5.25%,
5/1/31  1,060 1,074
Village Community Dev. Dist. No. 9, Special Assessment, 5.50%,
5/1/42  1,405 1,424
246,253
GEORGIA 3.1%
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.50%, 1/1/29  2,820 2,140
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35  15,710 11,781

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40  10,115 7,469
Burke County Dev. Auth., Plant Vogtle, VRDN, 0.08%, 7/1/49  1,300 1,300
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/41 (4) 2,820 3,029
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/51 (4) 7,985 8,463
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/47 (4) 3,240 3,599
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/54 (4) 2,585 2,864
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/42  5,070 6,044
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/45  5,200 6,182
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series B, 5.50%, 2/15/42  9,395 11,315
George L Smith II Congress Center Auth., Convention Center
Hotel, 2.375%, 1/1/31  2,615 2,726
George L Smith II Congress Center Auth., Convention Center
Hotel, 3.625%, 1/1/31 (4) 1,450 1,577
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  1,410 1,629
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  5,045 5,716
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (4) 3,135 3,739
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (4) 15,465 17,984
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health,
RAC, 5.00%, 8/1/47  4,670 5,512
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.00%, 6/15/27 (4) 350 381
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.75%, 6/15/37 (4) 1,445 1,673
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.875%, 6/15/47 (4) 2,350 2,699
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 6.00%, 6/15/52 (4) 1,440 1,659
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.00%, 5/15/49  2,820 4,212
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  5,755 6,790
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/27 (4) 3,255 3,617
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/37 (4) 2,625 2,935
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/47 (4) 10,330 11,371

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Monroe County Dev. Auth., Gulf Power Project, VRDN, 0.06%,
10/1/49 (7) 7,600 7,600
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.00%, 1/1/49  11,700 14,219
Savannah Economic Dev. Auth., Marshes of Skidaway, 7.25%,
1/1/44 (Prerefunded 1/1/24) (8) 8,995 10,244
170,469
GUAM 0.1%
Territory of Guam, Series F, 4.00%, 1/1/36  4,225 4,877
Territory of Guam, Series F, 4.00%, 1/1/42  1,010 1,140
Territory of Guam, Series F, 5.00%, 1/1/30  940 1,174
Territory of Guam, Series F, 5.00%, 1/1/31  940 1,199
8,390
HAWAII 0.1%
Hawaii Dept. of Budget & Fin., Kahala Nui Senior Living, 5.125%,
11/15/32  1,220 1,264
Hawaii Dept. of Budget & Fin., Kahala Nui Senior Living, 5.25%,
11/15/37  1,975 2,045
3,309
IDAHO 0.5%
Idaho HFA, Saint Luke's Health, 4.00%, 3/1/46 (6) 3,000 3,515
Idaho HFA, Saint Luke's Health, 4.00%, 3/1/51 (6) 2,000 2,332
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/39  4,695 5,128
Power County Ind. Dev., FMC Project, 6.45%, 8/1/32 (7) 4,295 4,317
Spring Valley Community Infrastructure Dist. No. 1, Special
Assessment Bonds, 3.75%, 9/1/51 (4) 12,101 12,168
27,460
ILLINOIS 6.7%
Chicago, Series 2005D, GO, 5.50%, 1/1/40  11,270 12,907
Chicago, Series 2007E, GO, 5.50%, 1/1/35  1,410 1,620
Chicago, Series A, GO, 5.00%, 1/1/39  1,220 1,499
Chicago, Series A, GO, 5.00%, 1/1/40  2,820 3,447
Chicago, Series A, GO, 5.50%, 1/1/35  3,755 4,769
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/34 (3) 1,000 1,231
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/35 (3) 1,000 1,229
Chicago Board of Ed., School Reform, Series A, GO, Zero coupon,
12/1/23 (11) 1,880 1,845
Chicago Board of Ed., School Reform, Series B-1, GO, Zero
Coupon, 12/1/27 (11) 14,585 13,204
Chicago Board of Ed., School Reform, Series B-1, GO, Zero
Coupon, 12/1/29 (3) 13,345 11,529
Chicago Midway Int'l. Airport, Series B, 5.00%, 1/1/46  4,415 5,145

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Chicago O'Hare Int'l. Airport, Customer Fac. Charge, 5.75%,
1/1/38  11,270 11,858
Chicago Wastewater Transmission, Series C, 5.00%, 1/1/33  940 1,062
Chicago Wastewater Transmission, Series C, 5.00%, 1/1/34  940 1,061
Chicago Wastewater Transmission, Series C, 5.00%, 1/1/35  940 1,060
Chicago Wastewater Transmission, Series C, 5.00%, 1/1/39  1,410 1,584
Chicago Waterworks, 5.00%, 11/1/25  1,880 2,187
Chicago Waterworks, 5.00%, 11/1/44  2,490 2,772
Chicago Waterworks, Series A-1, 5.00%, 11/1/27  1,265 1,524
Chicago, City Colleges, GO, Zero Coupon, 1/1/27 (11) 9,395 8,740
Illinois, GO, 5.00%, 2/1/28  3,990 4,759
Illinois, GO, 5.00%, 5/1/34  1,880 2,067
Illinois, GO, 5.125%, 5/1/22  470 480
Illinois, GO, 5.25%, 2/1/33  3,755 4,116
Illinois, GO, 5.25%, 2/1/34  2,910 3,189
Illinois, GO, 5.375%, 5/1/23  1,035 1,107
Illinois, GO, 5.50%, 5/1/24  940 1,050
Illinois, GO, 5.50%, 5/1/25  1,690 1,959
Illinois, GO, 5.50%, 7/1/38  7,985 8,588
Illinois, Series A, GO, 5.00%, 10/1/31  2,350 2,862
Illinois, Series B, GO, 5.00%, 12/1/23  8,875 9,664
Illinois, Series B, GO, 5.00%, 10/1/31  2,160 2,631
Illinois, Series B, GO, 5.00%, 10/1/32  2,950 3,586
Illinois, Series C, GO, 5.00%, 11/1/29  10,025 12,041
Illinois, Series D, GO, 5.00%, 11/1/24  3,380 3,798
Illinois, Series D, GO, 5.00%, 11/1/25  940 1,089
Illinois, Series D, GO, 5.00%, 11/1/28  6,695 8,090
Illinois DFA, Citgo Petroleum, 8.00%, 6/1/32 (7) 1,645 1,647
Illinois Fin. Auth., Admiral at the Lake, 5.00%, 5/15/33  12,775 13,427
Illinois Fin. Auth., Admiral at the Lake, 5.125%, 5/15/38  10,330 10,842
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/42  1,880 1,973
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/54  11,270 11,730
Illinois Fin. Auth., Christian Homes, 5.00%, 5/15/36  1,315 1,483
Illinois Fin. Auth., Christian Homes, 5.00%, 5/15/40  1,175 1,317
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/37  3,620 4,124
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/47  1,460 1,643
Illinois Fin. Auth., Franciscan Communities, Series A, 5.125%,
5/15/43 (Prerefunded 5/15/23) (8) 180 192
Illinois Fin. Auth., Franciscan Communities, Series A, 5.25%,
5/15/47 (Prerefunded 5/15/23) (8) 830 889
Illinois Fin. Auth., Franciscan Communities, Unrefunded Balance,
Series A, 5.125%, 5/15/43  1,230 1,277
Illinois Fin. Auth., Franciscan Communities, Unrefunded Balance,
Series A, 5.25%, 5/15/47  5,745 5,966

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Illinois Fin. Auth., Plymouth Place, 5.25%, 5/15/45 (Prerefunded
5/15/25) (8) 1,125 1,302
Illinois Fin. Auth., Plymouth Place, 5.25%, 5/15/50 (Prerefunded
5/15/25) (8) 3,055 3,536
Illinois Fin. Auth., Silver Cross Hosp., 5.00%, 8/15/35  4,695 5,375
Illinois Fin. Auth., Silver Cross Hosp., 5.00%, 8/15/44  4,695 5,358
Illinois Fin. Auth., Three Crowns Park, 5.00%, 2/15/32  1,080 1,171
Illinois Fin. Auth., Three Crowns Park, 5.25%, 2/15/37  750 815
Illinois Fin. Auth., Three Crowns Park, 5.25%, 2/15/47  3,850 4,160
Illinois Fin. Auth., Villa Saint Benedict, 6.125%, 11/15/35  3,040 3,433
Illinois Fin. Auth., Villa Saint Benedict, 6.375%, 11/15/43  3,755 4,234
Lombard Public Fac., Series A-2, 5.50%, 1/1/30 (4)(12) 2,225 2,274
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
12/15/47 (6) 5,635 6,382
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
6/15/52 (6) 2,515 2,839
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
12/15/45  705 851
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  20,760 24,955
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 12/15/35 (6) 1,010 718
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/36 (6) 870 607
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/37 (6) 1,325 892
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 12/15/38 (6) 2,820 1,809
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/39 (6) 3,055 1,922
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/41 (6) 1,070 627
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
5.00%, 6/15/57  9,235 10,769
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 12/15/30 (11) 3,605 3,013
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 12/15/33 (11) 56,875 43,827
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (11) 7,045 9,868
Upper Illinois River Valley Dev. Auth., Cambridge Lakes Learning
Center, Series A, 5.00%, 12/1/32 (4) 3,920 4,227
Upper Illinois River Valley Dev. Auth., Cambridge Lakes Learning
Center, Series A, 5.25%, 12/1/47 (4) 7,615 8,145
370,968
INDIANA 2.1%
East Chicago, USG Project, 5.50%, 9/1/28 (7) 1,665 1,790

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Indiana Fin. Auth., Community Foundation of Northwest Indiana,
5.00%, 3/1/36  8,455 9,608
Indiana Fin. Auth., Community Foundation of Northwest Indiana,
5.00%, 3/1/41 (Prerefunded 3/1/22) (8) 3,990 4,037
Indiana Fin. Auth., Greencroft Obligated Group, Series A, 4.00%,
11/15/43  3,695 4,223
Indiana Fin. Auth., Greencroft Obligated Group, Series A, 7.00%,
11/15/43  7,515 8,449
Indiana Fin. Auth., Ohio River Bridges, Series A, 5.00%, 7/1/48
(Prerefunded 7/1/23) (7)(8) 17,825 19,088
Indiana Fin. Auth., Ohio River Bridges, Series A, 5.25%, 1/1/51
(Prerefunded 7/1/23) (7)(8) 14,090 15,144
Indiana Fin. Auth., Ohio Valley Electric, Series A, 5.00%, 6/1/32  2,820 2,869
Indiana Fin. Auth., Ohio Valley Electric, Series A, 5.00%, 6/1/39  11,650 11,838
Indiana Fin. Auth., Ohio Valley Electric, Series B, 2.50%, 11/1/30  2,560 2,612
Indiana Fin. Auth., U.S. Steel, Series A, 4.125%, 12/1/26  12,980 14,279
Indianapolis Airport Auth., United Airlines, Series A, 6.50%,
11/15/31 (1)(7)(13) 9,846 —
Town of Shoals, National Gypsum, 7.25%, 11/1/43 (7) 4,250 4,548
Valparaiso, Pratt Paper, 6.75%, 1/1/34 (7) 6,950 7,704
Valparaiso, Pratt Paper, 7.00%, 1/1/44 (7) 9,395 10,493
116,682
IOWA 0.2%
Iowa Fin. Auth., Iowa Fertilizer, 3.125%, 12/1/22  2,075 2,104
Iowa Fin. Auth., Iowa Fertilizer, 5.25%, 12/1/25  3,990 4,297
Iowa Fin. Auth., Iowa Fertilizer, Series B, VRDN, 5.25%, 12/1/50
(Tender 12/1/37)  3,275 3,558
9,959
KANSAS 0.1%
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/30  1,195 1,350
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/32  1,080 1,214
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/39  1,105 1,230
3,794
KENTUCKY 2.2%
Kentucky Economic DFA, Baptist Life Communities, 6.25%,
11/15/46  3,290 3,430
Kentucky Economic DFA, Baptist Life Communities, 6.375%,
11/15/51  5,495 5,759
Kentucky Economic DFA, Louisville Arena Auth., Series A, 5.00%,
12/1/45 (3) 3,005 3,680
Kentucky Economic DFA, Louisville Arena Auth., Series A, 5.00%,
12/1/47 (3) 4,110 4,289
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46  6,670 7,014

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/51  3,450 3,621
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.375%,
11/15/42  4,225 4,263
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.50%,
11/15/45  2,205 2,226
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  3,850 4,522
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  4,790 5,614
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  7,610 8,888
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  7,160 8,461
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  13,245 14,820
Kentucky Public Transportation Infrastructure Auth., Downtown
Crossing, Series A, 5.75%, 7/1/49 (Prerefunded 7/1/23) (8) 2,725 2,962
Kentucky Public Transportation Infrastructure Auth., Downtown
Crossing, Series A, 6.00%, 7/1/53 (Prerefunded 7/1/23) (8) 9,395 10,243
Louisville & Jefferson County Regional Airport Auth., UPS
Worldwide, Series A, VRDN, 0.06%, 1/1/29 (7) 25,900 25,900
Louisville & Jefferson County Regional Airport Auth., UPS
Worldwide, Series C, VRDN, 0.07%, 1/1/29 (7) 5,300 5,300
120,992
LOUISIANA 1.7%
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.50%, 6/15/38 (4) 2,255 2,583
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.625%, 6/15/48 (4) 2,635 2,988
Louisiana Local Gov't Environmental Fac. & Community Dev. Auth.,
Westlake Chemical, 3.50%, 11/1/32  21,605 23,682
New Orleans Aviation Board, Series A, 5.00%, 1/1/40  4,605 5,190
New Orleans Aviation Board, Series B, 5.00%, 1/1/40 (7) 940 1,052
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/28 (7) 565 674
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/29 (7) 470 559
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/30 (7) 280 332
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/31 (7) 610 722
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/32 (7) 705 836
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/34 (7) 760 902
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/35 (7) 610 723
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/43 (7) 1,880 2,223
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/48 (7) 7,235 8,534

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Orleans Sewerage Service, 5.00%, 6/1/33 (Prerefunded
6/1/25) (8) 1,355 1,564
New Orleans Sewerage Service, 5.00%, 6/1/40 (Prerefunded
6/1/25) (8) 2,570 2,967
New Orleans Sewerage Service, 5.00%, 6/1/45 (Prerefunded
6/1/25) (8) 1,645 1,899
New Orleans Water System, 5.00%, 12/1/40 (Prerefunded
12/1/25) (8) 6,340 7,451
New Orleans Water System, 5.00%, 12/1/45 (Prerefunded
12/1/25) (8) 5,170 6,076
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25) (4) 1,550 1,767
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30) (4) 4,970 6,555
Saint James Parish, Nustar Logistics, Series 2, 6.35%, 7/1/40 (4) 5,025 6,633
Saint James Parish, Nustar Logistics, Series B, VRDN, 6.10%,
12/1/40 (Tender 6/1/30) (4) 6,510 8,586
94,498
MARYLAND 4.5%
Anne Arundel County, Annapolis Area Christian School, Series A,
5.50%, 7/1/23  345 355
Anne Arundel County, Annapolis Area Christian School, Series A,
6.50%, 7/1/33  2,555 2,662
Anne Arundel County, Annapolis Area Christian School, Series A,
6.75%, 7/1/43  4,965 5,168
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42  2,685 2,855
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  20,225 21,438
Frederick County, Series C, 4.00%, 7/1/50  1,150 1,295
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/27  1,410 1,579
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/28  1,880 2,099
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  10,835 12,003
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  1,745 1,930
Maryland Economic Dev., Baltimore City Project, Series A, 5.00%,
6/1/58  4,790 5,147
Maryland Economic Dev., Bowie State Univ. Project, 5.00%, 6/1/25  1,595 1,727
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (4) 2,255 2,549
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (4) 2,385 2,674
Maryland Economic Dev., Port Covington Project, 3.25%, 9/1/30  750 832
Maryland Economic Dev., Port Covington Project, 4.00%, 9/1/40  2,065 2,357
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/23  940 999
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/24  510 565

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/25  980 1,122
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/27  940 1,137
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/28  1,410 1,743
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  940 1,147
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  965 1,169
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  2,430 2,932
Maryland HHEFA, 5.00%, 7/1/39  4,695 5,186
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/36  6,445 7,810
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/46  19,420 23,421
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/45  940 1,081
Maryland HHEFA, City Neighbors Charter School, Series A, 6.75%,
7/1/44  2,585 2,740
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/32  565 663
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/33  1,430 1,677
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/34  1,690 1,978
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/35  1,510 1,765
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/36  1,410 1,645
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/29  2,480 2,828
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  9,135 10,232
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  3,055 3,500
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  5,110 5,823
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  3,165 3,595
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34
(Prerefunded 7/1/24) (8) 11,185 12,566
Maryland Stadium Auth. Built to Learn Revenue, 4.00%, 6/1/46  18,000 21,106
Montgomery County, Friends House Retirement Community,
Series A, 5.00%, 7/1/39  325 343
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48  6,105 6,463
Prince George's County Auth., Suitland-Naylor Road, 4.75%,
7/1/36 (4) 1,645 1,818
Prince George's County Auth., Suitland-Naylor Road, 5.00%,
7/1/46 (4) 2,350 2,607
Prince George's County, National Harbor Project, 5.20%, 7/1/34  2,368 2,388
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/31  1,410 1,539
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/37  1,890 2,051
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  940 1,022

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Rockville, Ingelside at King Farm, Series B, 4.25%, 11/1/37  370 390
Rockville, Ingelside at King Farm, Series B, 4.50%, 11/1/43  1,850 1,968
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  3,195 3,450
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/47  6,230 6,708
Rockville, Ingleside at King Farm, 5.00%, 11/1/29  470 516
Rockville, Ingleside at King Farm, 5.00%, 11/1/32  470 512
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/26  1,630 1,751
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/27  1,695 1,833
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/30  1,905 2,080
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/31  1,045 1,142
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  2,640 2,846
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  7,515 7,975
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34  4,225 4,500
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44  4,225 4,515
Westminster, Lutheran Village at Millers Grant, Series A, 5.00%,
7/1/24  1,200 1,271
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44  3,425 3,742
248,530
MASSACHUSETTS 0.7%
Massachusetts Dev. Fin. Agency, Boston Univ., Series P, 5.45%,
5/15/59 (9) 2,370 3,119
Massachusetts Dev. Fin. Agency, Linden Ponds Fac., 5.00%,
11/15/38 (4) 2,525 2,799
Massachusetts Dev. Fin. Agency, Linden Ponds Fac., 5.125%,
11/15/46 (4) 3,475 3,838
Massachusetts Dev. Fin. Agency, Milford Regional Medical Center,
Series F, 5.625%, 7/15/36  570 604
Massachusetts Dev. Fin. Agency, Milford Regional Medical Center,
Series F, 5.75%, 7/15/43  3,090 3,268
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/37 (4) 4,225 4,571
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/47 (4) 6,225 6,723
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/57 (4) 12,210 13,176
38,098
MICHIGAN 2.0%
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%, 2/15/37  940 1,083

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%, 2/15/41  5,350 6,131
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%, 2/15/47  14,930 16,989
Detroit, GO, 5.00%, 4/1/29  680 809
Detroit, GO, 5.00%, 4/1/30  660 781
Detroit, GO, 5.00%, 4/1/31  705 832
Detroit, GO, 5.00%, 4/1/32  800 942
Detroit, GO, 5.00%, 4/1/33  1,125 1,324
Detroit, GO, 5.00%, 4/1/37  1,975 2,310
Detroit, GO, 5.00%, 4/1/38  1,315 1,536
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/32  1,980 2,179
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/37  1,120 1,227
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/47  2,605 2,832
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/52  1,115 1,210
Great Lakes Water Auth. Sewage Disposal System, Series C,
5.00%, 7/1/30  890 1,059
Great Lakes Water Auth. Sewage Disposal System, Series C,
5.00%, 7/1/36  22,545 26,639
Karegnondi Water Auth., Water Supply System, Series A, 5.25%,
11/1/40  18,785 20,454
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/34  3,890 4,455
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/35  5,815 6,657
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C-2, 5.00%, 7/1/44 (Prerefunded 7/1/22) (7)(8) 1,145 1,176
Michigan Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/52  23,945 2,730
Wayne County Airport Auth., Detroit Metropolitan Airport, Series A,
5.00%, 12/1/42  4,905 5,125
Wayne County Airport Auth., Detroit Metropolitan Airport, Series B,
5.00%, 12/1/44  2,115 2,380
110,860
MINNESOTA 0.1%
Deephaven, Seven Hills Preparatory Academy, Series A, 5.00%,
10/1/37  490 510
Deephaven, Seven Hills Preparatory Academy, Series A, 5.00%,
10/1/49  940 972
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/41  800 879
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/51  620 674
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/56  540 585
3,620

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
MISSISSIPPI 0.0%
Mississippi Business Fin., Gulf Power, VRDN, 0.05%, 11/1/42 (7) 1,850 1,850
1,850
MISSOURI 2.1%
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/50 (7) 10,565 12,095
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/50 (3)(7) 2,350 2,690
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/57 (3)(7) 17,610 20,041
Kansas City IDA, Kansas City Int'l. Airport, Series B, 5.00%,
3/1/54 (7) 4,695 5,640
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/37  1,880 2,104
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/42  1,595 1,771
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/50  3,755 4,137
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/34  1,315 1,492
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/35  1,035 1,170
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/46  6,105 6,794
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  4,460 5,009
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  14,560 16,283
Saint Louis County IDA, Nazareth Living Center, Series A, 5.00%,
8/15/30  940 1,015
Saint Louis County IDA, Nazareth Living Center, Series A, 5.00%,
8/15/35  660 707
Saint Louis County IDA, Nazareth Living Center, Series A, 5.125%,
8/15/45  1,595 1,687
Saint Louis County IDA, Saint Andrews Resources for Seniors,
5.00%, 12/1/35  1,880 2,061
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  1,995 2,172
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  870 863
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  2,575 2,580
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  2,770 2,795
Saint Louis Land Clearance for Redev. Auth., National Geospatial
Intelligence Agency, 5.125%, 6/1/46  4,875 5,503
Saint Louis Land Clearance for Redev. Auth., National Geospatial
Intelligence Agency, 5.375%, 6/1/43  13,760 15,784
114,393
MONTANA 0.3%
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/37  645 705
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/47  6,810 7,366
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/52  7,085 7,639
15,710
NEBRASKA 0.3%
Central Plains Energy Project, Series A, 5.00%, 9/1/30  3,290 4,189

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Central Plains Energy Project, Series A, 5.00%, 9/1/35  9,930 13,627
17,816
NEVADA 0.5%
Henderson Public Improvement Trust, Touro College & Univ.
Obligated Group, 5.50%, 1/1/34  1,655 1,812
Henderson Public Improvement Trust, Touro College & Univ.
Obligated Group, 5.50%, 1/1/39  2,455 2,675
Henderson Public Improvement Trust, Touro College & Univ.
Obligated Group, 5.50%, 1/1/44  3,520 3,819
Las Vegas Redev. Agency, 5.00%, 6/15/30  390 451
Las Vegas Redev. Agency, 5.00%, 6/15/40  4,250 4,853
Las Vegas Redev. Agency, 5.00%, 6/15/45  7,465 8,470
Reno, Retrac-Reno Transportation, 5.00%, 6/1/33 (3) 190 229
Reno, Retrac-Reno Transportation, 5.00%, 6/1/36  235 278
Reno, Retrac-Reno Transportation, 5.00%, 6/1/37  470 555
Reno, Retrac-Reno Transportation, 5.00%, 6/1/38 (3) 95 114
Reno, Retrac-Reno Transportation, 5.00%, 6/1/48  470 546
Reno, Retrac-Reno Transportation, Series C, Zero Coupon,
7/1/58 (4) 16,000 2,814
26,616
NEW HAMPSHIRE 0.4%
New Hampshire Business Fin. Auth., Series B, VRDN, 3.75%,
7/1/45 (Tender 7/2/40) (4)(7) 3,850 4,056
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.25%, 7/1/39 (4) 1,475 1,569
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.625%, 7/1/46 (4) 820 878
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.75%, 7/1/54 (4) 2,050 2,197
New Hampshire HEFA, Hillside Villiage, Series A, 6.125%,
7/1/37 (1)(2)(4) 1,610 853
New Hampshire HEFA, Hillside Villiage, Series A, 6.125%,
7/1/52 (1)(2)(4) 3,965 2,101
New Hampshire HEFA, Hillside Villiage, Series A, 6.25%,
7/1/42 (1)(2)(4) 2,395 1,269
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/36  750 863
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/40  705 807
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/46  5,740 6,523
21,116
NEW JERSEY 4.2%
Atlantic County Improvement Auth., Stockton Univ., 4.00%,
7/1/53 (3) 4,970 5,836
Essex County Improvement Auth., The Friends of Team Charter
Schools, 4.00%, 6/15/46  1,845 2,093

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Essex County Improvement Auth., The Friends of Team Charter
Schools, 4.00%, 6/15/56  2,090 2,348
Gloucester County Pollution Control Fin. Auth., Keystone Urban
Renewal, Series A, 5.00%, 12/1/24 (7) 2,775 2,948
New Jersey Economic Dev. Auth., Barnabas Health, Series A,
ETM, Zero Coupon, 7/1/26 (8)(11)(14) 2,350 2,252
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/49 (4) 1,000 1,084
New Jersey Economic Dev. Auth., Continental Airlines, 5.25%,
9/15/29 (7) 4,695 4,870
New Jersey Economic Dev. Auth., Continental Airlines, Series B,
5.625%, 11/15/30 (7) 8,455 9,301
New Jersey Economic Dev. Auth., Goethals Bridge, 5.00%,
1/1/31 (3)(7) 2,820 3,101
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34 (7) 7,155 7,844
New Jersey Economic Dev. Auth., Goethals Bridge, 5.375%,
1/1/43 (7) 1,410 1,551
New Jersey Economic Dev. Auth., Goethals Bridge, 5.625%,
1/1/52 (7) 15,970 17,623
New Jersey Economic Dev. Auth., Lions Gate, 4.375%, 1/1/24  720 731
New Jersey Economic Dev. Auth., Lions Gate, 4.875%, 1/1/29  970 996
New Jersey Economic Dev. Auth., Lions Gate, 5.00%, 1/1/34  1,860 1,901
New Jersey Economic Dev. Auth., Lions Gate, 5.25%, 1/1/44  4,605 4,698
New Jersey Economic Dev. Auth., Middlesex Water, 5.00%,
8/1/59 (7) 1,900 2,271
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/37 (7) 12,395 14,454
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/47 (7) 14,445 16,621
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/30  1,880 1,977
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  7,385 7,629
New Jersey Economic Dev. Auth., Transit Transportation Project,
4.00%, 11/1/44  4,695 5,306
New Jersey Economic Dev. Auth., UMM Energy Partners, Series A,
5.00%, 6/15/37 (7) 1,175 1,197
New Jersey Economic Dev. Auth., UMM Energy Partners, Series A,
5.125%, 6/15/43 (7) 1,645 1,676
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp., Series A,
5.50%, 7/1/43  3,755 4,044
New Jersey HCFFA, Valley Health System, 4.00%, 7/1/35  940 1,108
New Jersey HCFFA, Valley Health System, 5.00%, 7/1/31  940 1,200
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/38 (6) 5,000 5,806

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/39 (6) 940 1,088
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/40 (6) 1,035 1,195
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/41 (6) 4,650 5,354
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42 (6) 940 1,079
New Jersey Transportation Trust Fund Auth., Series AA, 4.00%,
6/15/45  4,370 4,984
New Jersey Transportation Trust Fund Auth., Series AA, 4.00%,
6/15/50  10,790 12,242
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/35 (6) 2,935 3,756
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/36 (6) 940 1,197
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/37 (6) 940 1,191
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/38 (6) 1,665 2,100
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/50  1,750 2,155
New Jersey Transportation Trust Fund Auth., Federal Highway
Reimbursement, Series A, 5.00%, 6/15/31  10,920 12,780
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/28  14,090 12,558
New Jersey Transportation Trust Fund Auth., Transportation
System, Series AA, 5.25%, 6/15/43  3,215 3,937
New Jersey Transportation Trust Fund Auth., Transportation
System, Series C, Zero Coupon, 12/15/30 (11) 4,245 3,606
New Jersey Transportation Trust Fund Auth., Transportation
System, Series C, Zero Coupon, 12/15/31 (11) 9,055 7,484
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/51  4,555 5,356
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 4.00%,
6/1/31  4,295 5,283
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 4.00%,
6/1/32  2,630 3,269
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  9,395 11,247
234,327
NEW YORK 5.3%
Brookhaven Local Dev., Jeffersons Ferry Project, 5.25%, 11/1/36  1,410 1,672
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.50%, 5/1/48 (4) 500 578
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25 (4)(7) 645 687
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (4)(7) 11,740 13,029

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/36 (4) 425 489
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/41 (4) 550 624
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/51 (4) 2,350 2,641
Build New York City Resource, Shefa School Project, Series A,
2.50%, 6/15/31 (4) 650 655
Build New York City Resource, Shefa School Project, Series A,
5.00%, 6/15/51 (4) 9,060 10,844
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56  6,060 6,666
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  27,580 11,081
Glen Cove Local Economic Assistance, Garvies Point, Series C,
STEP, 1/1/55  9,035 9,670
Metropolitan Transportation Auth., Dedicated Tax Fund,
Series A-1, VRDN, 0.03%, 11/1/31  10,000 10,000
Nassau County IDA, Amsterdam at Harborside, Series A, 9.00%,
1/1/41 (4) 7,895 7,898
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58  15,919 15,479
New York City Transitional Fin. Auth. Future Tax Secured Revenue,
Series B-1, 5.00%, 8/1/45  6,175 7,997
New York Dormitory Auth., Garnet Health Medical Center, 5.00%,
12/1/30 (4) 1,100 1,318
New York Dormitory Auth., Garnet Health Medical Center, 5.00%,
12/1/31 (4) 900 1,076
New York Dormitory Auth., Garnet Health Medical Center, 5.00%,
12/1/34 (4) 900 1,072
New York Dormitory Auth., Garnet Health Medical Center, 5.00%,
12/1/36 (4) 1,600 1,900
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (4) 1,880 2,090
New York Liberty Dev., 3 World Trade Center, Class 2, 5.375%,
11/15/40 (4) 29,125 32,337
New York Liberty Dev., Goldman Sachs Headquarters, 5.25%,
10/1/35  33,725 47,664
New York Transportation Dev., American Airlines, 2.25%,
8/1/26 (7) 1,270 1,315
New York Transportation Dev., American Airlines, 3.00%,
8/1/31 (7) 2,820 3,064
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (7) 13,910 13,942
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (7) 14,770 14,804

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/35 (7) 5,870 7,278
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/40 (7) 3,570 4,386
New York Transportation Dev., JFK Int'l. Airport, 5.25%, 8/1/31 (7) 2,560 3,057
New York Transportation Dev., JFK Int'l. Airport, 5.375%, 8/1/36 (7) 3,005 3,783
New York Urban Dev., Series E-2, 4.00%, 3/15/39  18,785 22,200
Onondaga Civic Dev., Saint Joseph's Hosp., 5.00%, 7/1/42
(Prerefunded 7/1/22) (8) 8,390 8,623
Suffolk County Economic Dev., Saint Johnland Assisted Living,
5.125%, 11/1/41 (4) 1,915 1,979
Suffolk County Economic Dev., Saint Johnland Assisted Living,
5.375%, 11/1/54 (4) 1,620 1,674
Tompkins County Dev., Kendal at Ithaca, 5.00%, 7/1/29  845 931
Tompkins County Dev., Kendal at Ithaca, 5.00%, 7/1/34  1,585 1,735
Tompkins County Dev., Kendal at Ithaca, 5.00%, 7/1/44  1,725 1,874
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42  12,675 13,958
292,070
NORTH CAROLINA 2.4%
Charlotte-Mecklenburg Hosp. Auth., Series C, VRDN, 0.04%,
1/15/37  10,065 10,065
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/36 (6) 2,180 2,360
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/42 (6) 4,590 4,878
North Carolina Medical Care Commission, Aldersgate Retirement
Community, 4.70%, 7/1/37  2,585 2,757
North Carolina Medical Care Commission, Aldersgate Retirement
Community, 4.875%, 7/1/40  5,040 5,385
North Carolina Medical Care Commission, Aldersgate Retirement
Community, 5.00%, 7/1/45  4,180 4,469
North Carolina Medical Care Commission, Aldersgate Retirement
Community, 6.25%, 7/1/35 (Prerefunded 7/1/23) (8) 4,225 4,612
North Carolina Medical Care Commission, Aldersgate United
Methodist, Series A, 5.00%, 7/1/47  1,100 1,208
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/41  1,025 1,156
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/47  910 1,013
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/51  905 1,001
North Carolina Medical Care Commission, Lutheran Services,
4.00%, 3/1/51  2,350 2,544
North Carolina Medical Care Commission, Lutheran Services,
4.75%, 3/1/32 (Prerefunded 3/1/22) (8) 940 950

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
North Carolina Medical Care Commission, Lutheran Services,
5.00%, 3/1/37 (Prerefunded 3/1/22) (8) 1,880 1,902
North Carolina Medical Care Commission, Lutheran Services,
5.00%, 3/1/42 (Prerefunded 3/1/22) (8) 1,880 1,902
North Carolina Medical Care Commission, Pennybyrn at Maryfield,
5.00%, 10/1/25  3,325 3,567
North Carolina Medical Care Commission, Pennybyrn at Maryfield,
5.00%, 10/1/30  1,785 1,905
North Carolina Medical Care Commission, Pennybyrn at Maryfield,
5.00%, 10/1/35  5,400 5,733
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/37  865 944
North Carolina Medical Care Commission, Salemtowne, 5.375%,
10/1/45  11,035 12,006
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/31  1,645 1,788
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/37  1,455 1,570
North Carolina Medical Care Commission, United Church Homes,
5.00%, 9/1/41 (Prerefunded 9/1/23) (8) 1,580 1,752
North Carolina Medical Care Commission, United Church Homes,
Series A, 5.00%, 9/1/37 (Prerefunded 9/1/24) (8) 1,975 2,217
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/40  13,890 15,820
North Carolina Turnpike Auth., 5.00%, 1/1/30  1,360 1,606
North Carolina Turnpike Auth., 5.00%, 1/1/32  2,115 2,482
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/42  1,090 1,241
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/47  5,020 5,685
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/51  4,885 5,520
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/54  19,050 21,501
131,539
OHIO 5.3%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  131,020 150,333
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/43  1,595 1,869
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/53  9,160 10,640
Cuyahoga County, MetroHealth System, 5.00%, 2/15/42  4,225 4,957
Cuyahoga County, MetroHealth System, 5.00%, 2/15/57  2,820 3,286
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  18,735 22,427
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  12,030 14,334
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/44  5,495 6,341
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/51  7,065 8,083

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Franklin County, OPRS Communities, Series A, 6.125%, 7/1/40
(Prerefunded 7/1/22) (8) 410 424
Franklin County, OPRS Communities, Unrefunded Balance,
Series A, 6.125%, 7/1/40 (Prerefunded 7/1/22) (8) 6,450 6,666
Marion County, United Church Homes, 5.00%, 12/1/39  1,550 1,697
Marion County, United Church Homes, 5.125%, 12/1/49  1,715 1,867
Muskingum County, Genesis Healthcare, 5.00%, 2/15/44  4,695 4,875
Ohio, Series A, 4.00%, 1/15/38  1,000 1,162
Ohio, Series A, 4.00%, 1/15/39  1,880 2,180
Ohio, Series A, 5.00%, 1/15/50  2,350 2,874
Ohio Air Quality Dev. Auth., AK Steel, 6.75%, 6/1/24 (7) 5,635 5,679
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  8,170 8,850
Ohio Air Quality Dev. Auth., Pratt Paper, 4.50%, 1/15/48 (4)(7) 1,880 2,174
Ohio Air Quality Dev. Auth., Vanadium Project, 5.00%, 7/1/49 (4)
(7) 16,155 18,904
Ohio Housing Fin. Agency, Sanctuary at Springboro, 5.45%,
1/1/38 (4) 2,500 2,526
Southeastern Ohio Port Auth., Memorial Health System, 5.75%,
12/1/32  1,000 1,036
Southeastern Ohio Port Auth., Memorial Health System, 6.00%,
12/1/42  9,485 9,814
292,998
OKLAHOMA 0.9%
Norman Regional Hosp. Auth., 4.00%, 9/1/45  7,790 8,915
Oklahoma County Fin. Auth., Epworth Villa, 6.00%, 4/1/30  775 659
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.00%,
4/1/33  940 799
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.125%,
4/1/42  2,820 2,397
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.875%,
4/1/30  3,155 2,682
Oklahoma County Fin. Auth., Epworth Villa, Series B, 5.75%,
4/1/27  605 514
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/52  5,250 6,492
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57  8,500 10,494
Tulsa Airports Improvement Trust, Series C, 5.50%, 12/1/35 (7) 10,330 10,970
Tulsa County Ind. Auth., Montereau Project, 5.00%, 11/15/31  1,755 1,986
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/37  1,175 1,336
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  1,290 1,453
48,697
OREGON 0.1%
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/32  470 523
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/37  470 519

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/47  1,315 1,439
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/52  1,410 1,540
Yamhill County Hosp. Auth., Friendsview Retirement Community,
Series A, 4.00%, 11/15/26  345 371
Yamhill County Hosp. Auth., Friendsview Retirement Community,
Series A, 5.00%, 11/15/31  330 363
Yamhill County Hosp. Auth., Friendsview Retirement Community,
Series A, 5.00%, 11/15/36  425 465
Yamhill County Hosp. Auth., Friendsview Retirement Community,
Series A, 5.00%, 11/15/46  1,210 1,313
6,533
PENNSYLVANIA 4.1%
Allegheny County IDA, U.S. Steel, 4.875%, 11/1/24  1,140 1,243
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/31 (6) 635 795
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/32 (6) 680 860
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/33 (6) 750 946
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/34 (6) 705 888
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/35 (6) 800 1,005
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/42 (6) 2,820 3,485
Allentown Neighborhood Improvement Zone Dev. Auth., Series A,
5.00%, 5/1/42  1,390 1,415
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/27 (4) 7,235 8,498
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/32 (4) 3,265 3,780
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/33 (4) 3,290 3,877
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/42 (4) 5,400 6,321
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.375%, 5/1/42 (4) 8,945 10,431
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, Series 2017, 5.00%, 5/1/42 (4) 8,455 9,657
Butler County Hosp. Auth., 5.00%, 7/1/35  7,885 8,880
Butler County Hosp. Auth., 5.00%, 7/1/39  4,460 5,003
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/36 (4) 3,725 3,958

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/40 (4) 4,495 4,741
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/41 (4) 3,950 4,158
Delaware County IDA, United Parcel Service, VRDN, 0.05%,
9/1/45  750 750
Delaware Valley Regional Fin. Auth., Series A, 5.50%, 8/1/28 (15) 4,695 6,007
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/30 (Prerefunded 7/1/25) (8) 770 891
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/34 (Prerefunded 7/1/24) (8) 940 1,050
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/35 (Prerefunded 7/1/25) (8) 995 1,152
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/39 (Prerefunded 7/1/24) (8) 940 1,050
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/46 (Prerefunded 7/1/24) (8) 1,430 1,597
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/47 (Prerefunded 7/1/25) (8) 7,045 8,155
Franklin County IDA, Menno-Haven, 5.00%, 12/1/43  1,125 1,231
Franklin County IDA, Menno-Haven, 5.00%, 12/1/48  1,220 1,330
Franklin County IDA, Menno-Haven, 5.00%, 12/1/53  1,315 1,431
Lancaster County Hosp. Auth., Brethren Village, 5.25%, 7/1/35  235 254
Lancaster County Hosp. Auth., Brethren Village, 5.50%, 7/1/45  940 1,013
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., 5.00%, 9/1/43  4,745 5,750
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/45  13,365 15,114
Montgomery County IDA, Hill at Whitemarsh, 5.25%, 1/1/40  3,290 3,535
Montgomery County IDA, Hill at Whitemarsh, 5.375%, 1/1/50  11,250 12,054
Pennsylvania Economic DFA, Consol Energy, VRDN, 9.00%,
4/1/51 (Tender 4/13/28) (4)(7) 10,820 13,346
Pennsylvania Economic DFA, Covanta Project, 3.25%, 8/1/39 (4)
(7) 3,875 3,974
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44 (7) 7,500 7,927
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student Housing,
Series A, 5.00%, 7/1/32 (Prerefunded 7/1/22) (8) 1,520 1,562
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student Housing,
Series A, 5.00%, 7/1/41 (Prerefunded 7/1/22) (8) 6,105 6,275
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student
Housing, Series A, FRN, 67% of 3M USD LIBOR + 0.65%, 0.738%,
7/1/39 (9) 7,890 7,282
Pennsylvania Higher Ed. Fac. Auth., Widener Univ., 5.00%, 7/15/38  2,255 2,447
Pennsylvania Higher Ed. Fac. Auth., Widener Univ., Series A,
5.50%, 7/15/38 (Prerefunded 7/15/23) (8) 2,655 2,876
Pennsylvania Turnpike Commission, Series A, 4.00%, 12/1/51  20,655 24,416

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health System,
5.00%, 7/1/28  4,695 5,623
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health System,
5.00%, 7/1/30  940 1,117
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/37  2,950 3,304
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/42  1,995 2,216
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/49  3,370 3,716
228,386
PUERTO RICO 10.9%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/42 (4)(6) 7,090 7,841
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/42 (4) 4,975 5,634
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/47 (4)(6) 2,205 2,410
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/24 (4) 580 641
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/25 (4)(6) 2,900 3,217
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/28 (4)(6) 2,970 3,490
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/29 (4)(6) 3,400 4,050
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (4) 18,785 23,432
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33 (4)(6) 6,575 8,100
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33 (4) 2,150 2,696
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 11,270 13,763
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (4)(6) 8,030 9,819
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (4) 1,200 1,482
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/47 (4) 32,170 38,209
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
6.125%, 7/1/24  1,595 1,730
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
4.00%, 7/1/42 (4) 6,670 7,554
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
4.00%, 7/1/47 (4) 10,350 11,588
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/24 (4) 1,325 1,465

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/25 (4) 3,015 3,428
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/29 (4) 4,180 5,143
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/33 (4) 9,635 12,084
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (4) 7,735 9,555
Puerto Rico Commonwealth Public Improvement, Series A, GO,
5.125%, 7/1/28 (1)(16) 7,890 7,693
Puerto Rico Commonwealth Public Improvement, Series A, GO,
5.25%, 7/1/22 (1)(16) 4,230 4,182
Puerto Rico Commonwealth, Public Improvement, Series 2009B,
GO, 5.75%, 7/1/38 (1)(16) 3 3
Puerto Rico Commonwealth, Public Improvement, Series 2009C,
GO, 6.00%, 7/1/39 (1)(16) 4 4
Puerto Rico Commonwealth, Public Improvement, Series 2012A,
GO, 5.00%, 7/1/41 (1)(16) 98 87
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.00%, 7/1/41 (1)(16) 24,230 21,746
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.125%, 7/1/37 (1)(16) 8,630 7,961
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.25%, 7/1/25 (1)(16) 5,165 5,055
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.50%, 7/1/32 (1)(16) 6,200 6,084
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.50%, 7/1/39 (1)(16) 3,720 3,497
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.75%, 7/1/28 (1)(16) 3,275 3,091
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.75%, 7/1/41 (1)(16) 13,445 13,142
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
8.00%, 7/1/35 (1)(16) 51,480 45,045
Puerto Rico Commonwealth, Public Improvement, Series A-4, GO,
5.25%, 7/1/30 (3) 1,410 1,424
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
3.65%, 7/1/16 (1)(16) 3,030 2,761
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
5.75%, 7/1/38 (1)(16) 9,090 8,817
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
6.50%, 7/1/37 (1)(16) 1,485 1,494
Puerto Rico Commonwealth, Public Improvement, Series C, GO,
5.75%, 7/1/36 (1)(16) 12,495 11,417
Puerto Rico Commonwealth, Public Improvement, Series C, GO,
5.90%, 7/1/28 (1)(16) 2,355 2,287

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Public Improvement, Series C, GO,
6.00%, 7/1/32 (1)(16) 2,380 2,291
Puerto Rico Commonwealth, Public Improvement, Series C, GO,
6.00%, 7/1/35 (1)(16) 2,100 1,985
Puerto Rico Commonwealth, Public Improvement, Series C, GO,
6.00%, 7/1/39 (1)(16) 14,120 13,802
Puerto Rico Electric Power Auth., Series 2013A, 6.75%, 7/1/36 (1)
(16) 9,750 9,799
Puerto Rico Electric Power Auth., Series AAA-RSA-1, 5.25%,
7/1/27 (1)(16) 1,360 1,340
Puerto Rico Electric Power Auth., Series AAA-RSA-1, 5.25%,
7/1/29 (1)(16) 4,695 4,625
Puerto Rico Electric Power Auth., Series A-RSA-1, 5.00%,
7/1/29 (1)(16) 10,420 10,238
Puerto Rico Electric Power Auth., Series A-RSA-1, 5.05%,
7/1/42 (1)(16) 115 113
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%,
7/1/21 (1)(16) 1,745 1,680
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%,
7/1/27 (1)(16) 160 157
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/26 (1)(16) 1,895 1,867
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/27 (1)(16) 2,730 2,689
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/28 (1)(16) 3,255 3,206
Puerto Rico Electric Power Auth., Series SS, 5.00%, 7/1/24 (11) 4,695 4,765
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/20 (1)(16) 560 539
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/24 (1)(16) 2,145 2,107
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/25 (1)(16) 720 707
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/26 (1)(16) 870 855
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/27 (1)(16) 115 113
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/37 (1)(16) 13,900 13,657
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.25%,
7/1/33 (1)(16) 540 532
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.50%,
7/1/18 (1)(16) 465 450
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.50%,
7/1/38 (1)(16) 4,695 4,636
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/27 (1)(16) 195 192

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/35 (1)(16) 4,116 4,054
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/40 (1)(16) 940 926
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.75%,
7/1/36 (1)(16) 1,350 1,338
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (1)(16) 4 4
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 3.70%,
7/1/17 (1)(16) 130 121
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/17 (1)(16) 230 221
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/19 (1)(16) 2,330 2,243
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/28 (1)(16) 185 182
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/19 (1)(16) 1,730 1,672
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/23 (1)(16) 495 488
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/24 (1)(16) 195 192
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/26 (1)(16) 4,535 4,467
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  18,193 19,858
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  69 78
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  10,504 11,878
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  36,495 41,807
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  7,019 6,415
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  11,421 9,866
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  26,657 21,388
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  13,367 9,993
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  131,215 43,715
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/51  24,006 5,780
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  2,520 2,822
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  2,350 2,632

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.536%,
7/1/53  2,810 3,141
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  5,665 6,418
607,165
RHODE ISLAND 0.3%
Central Falls Detention Fac., 7.25%, 7/15/35 (1)(2) 10,815 1,947
Rhode Island Health & Ed. Building, Care New England, Series A,
5.50%, 9/1/28 (Prerefunded 9/1/23) (8) 2,820 3,078
Rhode Island Health & Ed. Building, Care New England, Series A,
6.00%, 9/1/33 (Prerefunded 9/1/23) (8) 3,755 4,130
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/36  4,695 5,309
14,464
SOUTH CAROLINA 1.0%
Connector 2000 Assoc., Series A, Zero Coupon, 1/1/22 (1) 204 204
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32 (1) 8,465 4,443
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42 (1) 29,006 7,647
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51 (1) 46,738 5,847
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32 (1) 1,229 441
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51 (1) 18,912 1,357
Connector 2000 Assoc., Series C-1, Zero Coupon, 7/22/51 (1) 2,268 141
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 5.25%, 2/1/27 (1)(2)(4)(7) 850 340
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 6.00%, 2/1/35 (1)(2)(4)(7) 5,970 2,388
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 6.25%, 2/1/45 (1)(2)(4)(7) 12,000 4,800
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 8.00%, 12/6/29 (1)(2)(7) 1,880 1,706
South Carolina Public Service Auth., Series A, 5.50%, 12/1/54  9,395 10,491
South Carolina Public Service Auth., Series E, 5.25%, 12/1/55  11,505 13,444
53,249
SOUTH DAKOTA 0.1%
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/28  1,350 1,534
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/30  1,440 1,623
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/32  1,285 1,435
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/42  1,880 2,056
6,648
TENNESSEE 0.5%
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI Phase 1, 5.00%, 10/1/35  2,585 2,867

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Knox County Health Ed. & Housing Fac. Board, Covenant Health,
Series A, 5.00%, 1/1/26  2,565 2,684
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.00%, 12/1/34  470 509
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/42 (Prerefunded 12/1/22) (8) 1,880 1,973
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/44  1,095 1,182
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/49  3,145 3,389
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.375%, 12/1/47 (Prerefunded 12/1/22) (8) 3,290 3,457
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  11,195 13,168
29,229
TEXAS 6.1%
Austin Airport, Series B, 5.00%, 11/15/41 (7) 515 612
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28  835 953
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30  1,950 2,204
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/31  2,730 3,078
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/32  3,140 3,538
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/33  2,935 3,293
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  3,330 3,725
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/23  470 483
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28  470 517
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/29  1,080 1,183
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/32  2,115 2,293
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/34  2,985 3,227
Central Texas Regional Mobility Auth., 5.00%, 1/1/33 (Prerefunded
1/1/23) (8) 3,810 4,001
Central Texas Regional Mobility Auth., Series B, 4.00%, 1/1/40  725 857
Central Texas Regional Mobility Auth., Series B, 4.00%, 1/1/41  505 595
Central Texas Regional Mobility Auth., Series B, 4.00%, 1/1/51  815 944
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/34  495 639
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/39  115 147
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/46  3,755 4,712

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 6.125%, 8/15/48  15,030 17,272
Conroe Local Government, Convention Center Hotel, 3.50%,
10/1/31  300 299
Conroe Local Government, Convention Center Hotel, 4.00%,
10/1/50  1,515 1,670
Conroe Local Government, Convention Center Hotel, 5.00%,
10/1/50  1,635 1,795
Dallas Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/32 (7) 7,750 8,374
Decatur Hosp. Auth., Wise Regional Health, Series A, 5.00%,
9/1/34  1,595 1,753
Decatur Hosp. Auth., Wise Regional Health, Series A, 5.25%,
9/1/44  6,575 7,242
Fort Bend County Ind. Dev., NRG Energy, Series B, 4.75%,
11/1/42  4,695 4,857
Gulf Coast IDA, Citgo Petroleum, 4.875%, 5/1/25 (7) 11,150 11,319
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian Homes,
Series A, 5.00%, 1/1/38  480 495
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian Homes,
Series A, 5.00%, 1/1/43  490 505
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian Homes,
Series B, 7.00%, 1/1/48 (Prerefunded 1/1/23) (8) 4,930 5,280
Houston Airport System, Series B-1, 5.00%, 7/15/30 (7) 6,670 7,402
Houston Airport System, Series B-1, 5.00%, 7/15/35 (7) 8,975 9,900
Houston Airport System, United Airlines, 4.00%, 7/15/41 (7) 4,695 5,002
Houston Airport System, United Airlines, Series A, 4.00%,
7/1/41 (7) 1,925 2,057
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/28  1,315 1,453
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/30  1,585 1,737
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/40  2,735 2,947
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/45  6,255 6,704
Joint Guadalupe County - Seguin Hosp., 5.25%, 12/1/35  1,950 2,148
Matagorda County Navigation Dist. No. 1, AEP Texas Central,
Series B-2, 4.00%, 6/1/30  5,635 5,909
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (4)(7) 14,115 14,847
Montgomery County Toll Road Auth., 5.00%, 9/15/32  515 582
Montgomery County Toll Road Auth., 5.00%, 9/15/33  535 604
Montgomery County Toll Road Auth., 5.00%, 9/15/34  565 638
Montgomery County Toll Road Auth., 5.00%, 9/15/35  525 592
Montgomery County Toll Road Auth., 5.00%, 9/15/36  1,315 1,482
Montgomery County Toll Road Auth., 5.00%, 9/15/38  1,225 1,378
Montgomery County Toll Road Auth., 5.00%, 9/15/43  3,670 4,108
Montgomery County Toll Road Auth., 5.00%, 9/15/48  3,685 4,111
New Hope Cultural Ed. Fac. Fin., Blinn College, Series A, 5.00%,
7/1/57  9,395 10,617
New Hope Cultural Ed. Fac. Fin., Buckingham Senior Living,
2.00%, 11/15/61  6,365 4,353

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Hope Cultural Ed. Fac. Fin., Collegiate Housing College
Station, Series A, 5.00%, 4/1/29  5,490 5,837
New Hope Cultural Ed. Fac. Fin., Collegiate Housing College
Station, Series A, 5.00%, 4/1/46  14,695 15,388
New Hope Cultural Ed. Fac. Fin., Collegiate Housing College
Station, Series A, 5.00%, 4/1/46 (3) 2,930 3,200
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Denton Univ.,
Series A-1, 5.00%, 7/1/58 (3) 2,795 3,349
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/30 (Prerefunded 4/1/25) (8) 470 540
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/35 (Prerefunded 4/1/25) (8) 1,430 1,644
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/47 (Prerefunded 4/1/25) (8) 5,655 6,500
New Hope Cultural Ed. Fac. Fin., Legacy Midtown, Series A,
5.50%, 7/1/54  4,250 4,479
New Hope Cultural Ed. Fac. Fin., MRC Crestview, 5.00%, 11/15/36
(Prerefunded 11/15/24) (8) 515 590
New Hope Cultural Ed. Fac. Fin., MRC Crestview, 5.00%, 11/15/46
(Prerefunded 11/15/24) (8) 1,455 1,668
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.375%, 11/15/36  470 505
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/46  940 1,005
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/52  940 1,002
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/31  940 1,032
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/32  435 477
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/33  940 1,029
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/34  940 1,028
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/39  1,410 1,531
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  5,705 6,214
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus Christi,
Series A, 5.00%, 4/1/37 (Prerefunded 4/1/27) (8) 1,595 1,948
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus Christi,
Series A, 5.00%, 4/1/42 (Prerefunded 4/1/27) (8) 1,880 2,296
Port Beaumont Navigation Dist., Jefferson Gulf Coast, 2.75%,
1/1/36 (4)(7) 1,000 998
Port Beaumont Navigation Dist., Jefferson Gulf Coast, 3.00%,
1/1/50 (4)(7) 2,350 2,297

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
3.625%, 1/1/35 (4)(7) 1,950 2,009
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
4.00%, 1/1/50 (4)(7) 3,605 3,716
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/27  1,420 1,685
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/29  1,565 1,842
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/30  940 1,102
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  2,350 2,723
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  3,640 4,201
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  3,965 4,542
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest Senior
Housing, 5.25%, 11/15/47  1,895 1,516
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest Senior
Housing, Series A, 5.00%, 11/15/45  9,790 7,832
Tarrant County Cultural Ed. Fac. Fin., Stayton at Museum Way,
Series A, 5.75%, 12/1/54  6,978 7,471
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/27  3,100 3,768
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/28  4,135 5,110
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/29  3,735 4,682
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30  4,345 5,539
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  3,685 4,780
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/32  4,155 5,478
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/50 (7) 5,590 6,239
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/55 (7) 3,815 4,248
Texas Transportation Commission, First Tier Toll, State Highway,
5.00%, 8/1/57  10,375 12,064
341,537
UTAH 0.5%
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/41  1,000 1,011
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/52  4,500 4,473
Military Installation Dev. Auth., Series A-2, 4.00%, 6/1/41  1,900 1,908
Military Installation Dev. Auth., Series A-2, 4.00%, 6/1/52  8,455 8,258
Salt Lake City Airport, Series A, 5.00%, 7/1/42 (7) 5,165 6,172
Salt Lake City Airport, Series A, 5.00%, 7/1/47 (7) 3,755 4,482
26,304
VIRGIN ISLANDS 0.1%
Virgin Islands PFA, Matching Fund, Series A, 6.00%, 10/1/39  4,440 4,451

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Virgin Islands PFA, Matching Fund, Diageo, Series A, 6.75%,
10/1/37  1,880 1,897
6,348
VIRGINIA 5.8%
Albemarle County Economic Dev. Auth., Westminster-Canterbury
Blue Ridge, Series A, 5.00%, 1/1/42  3,055 3,135
Botetourt County, Residential Care Fac., Glebe, Series A, 6.00%,
7/1/34  6,855 7,624
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/46  14,875 17,520
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/51  13,895 16,334
Chesapeake Expressway Toll Road, Series B, STEP, 7/15/40  7,070 7,808
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/32 (Prerefunded 12/1/23) (8) 1,550 1,693
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/42 (Prerefunded 12/1/23) (8) 2,630 2,872
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/47 (Prerefunded 12/1/23) (8) 1,880 2,053
James City County Economic Dev. Auth., United Methodist
Homes, Series A, 6.00%, 6/1/43 (Prerefunded 6/1/23) (8) 5,014 5,403
Lynchburg Economic Dev. Auth., Centra Health Obligated Group,
4.00%, 1/1/55  4,780 5,557
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/35  3,775 4,066
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/46  4,835 5,152
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/35  5,870 6,387
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46  4,010 4,317
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, Series A, 5.00%, 1/1/49  3,055 3,306
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  940 1,095
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/34  1,175 1,367
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  1,880 2,186
Tobacco Settlement Fin., Capital Appreciation, Series C, Zero
Coupon, 6/1/47  25,360 6,312
Virginia College Building Auth., Marymount Univ., 5.00%,
7/1/45 (4) 5,635 5,944
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/30 (4) 1,300 1,408

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/35 (4) 1,695 1,823
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/23 (4) 1,220 1,278
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/24 (4) 1,290 1,385
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/25 (4) 1,355 1,485
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/30 (4) 4,450 4,783
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/35 (4) 1,100 1,174
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/45 (4) 2,920 3,080
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.75%, 1/1/25 (7) 2,050 2,101
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
5.00%, 1/1/26 (7) 1,880 1,929
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
5.00%, 7/1/26 (7) 1,880 1,929
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
5.50%, 1/1/42 (7) 21,555 22,165
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
6.00%, 1/1/37 (7) 21,355 22,040
Virginia Small Business Fin. Auth., I-95 Express Lanes,
Series 2012, 5.00%, 1/1/40 (7) 23,125 23,211
Virginia Small Business Fin. Auth., I-95 Express Lanes,
Series 2017, 5.00%, 1/1/40 (7) 17,650 17,716
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/47 (7) 1,410 1,685
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (7) 10,330 12,322
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (7) 78,650 93,360
325,005
WASHINGTON 0.9%
Adams County Public Hosp. Dist. No. 2, GO, 5.125%, 12/1/44  2,500 2,700
Greater Wenatchee Regional Events Center Pub. Fac. Dist.,
Series A, 5.00%, 9/1/27 (Prerefunded 9/1/22) (8) 1,505 1,559
Greater Wenatchee Regional Events Center Pub. Fac. Dist.,
Series A, 5.25%, 9/1/32 (Prerefunded 9/1/22) (8) 940 976
Greater Wenatchee Regional Events Center Pub. Fac. Dist.,
Series A, 5.50%, 9/1/42 (Prerefunded 9/1/22) (8) 1,410 1,466
Port of Seattle IDC, Delta Airlines, 5.00%, 4/1/30 (7) 2,820 2,970
Washington State Convention Center Public Fac. Dist., 4.00%,
7/1/31  7,090 8,228

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Washington State Housing Fin. Commission, Hearthstone, 5.00%,
7/1/38 (4) 830 893
Washington State Housing Fin. Commission, Hearthstone, 5.00%,
7/1/48 (4) 1,785 1,898
Washington State Housing Fin. Commission, Hearthstone, 5.00%,
7/1/53 (4) 1,100 1,167
Washington State Housing Fin. Commission, Judson Park, 4.00%,
7/1/28 (4) 225 238
Washington State Housing Fin. Commission, Judson Park, 5.00%,
7/1/33 (4) 225 244
Washington State Housing Fin. Commission, Judson Park, 5.00%,
7/1/38 (4) 650 701
Washington State Housing Fin. Commission, Judson Park, 5.00%,
7/1/48 (4) 1,975 2,113
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/46 (4) 3,055 3,310
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/51 (4) 6,325 6,843
Washington State Housing Fin. Commission, Social Certificate,
Series A-1, 3.50%, 12/20/35  7,507 8,701
Washington State Housing Fin. Commission, Transform Age
Project, 2.375%, 1/1/26 (4) 2,310 2,312
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55 (4) 5,845 6,513
52,832
WEST VIRGINIA 0.2%
Monongalia County Commission Excise Tax Dist., Series A,
4.125%, 6/1/43 (4) 2,115 2,360
Monongalia County Commission Excise Tax Dist., Series B,
4.875%, 6/1/43 (4) 1,400 1,515
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (4) 2,300 2,631
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (4) 2,300 2,635
West Virginia Economic Dev. Auth., Arch Resources, VRDN,
5.00%, 7/1/45 (Tender 7/1/25) (7) 2,820 3,055
12,196
WISCONSIN 2.6%
PFA, Celanese, Series B, 5.00%, 12/1/25 (7) 5,635 6,509
PFA, Celanese, Series C, 4.30%, 11/1/30 (7) 4,695 5,227
PFA, Celanese, Series D, 4.05%, 11/1/30  2,350 2,591
PFA, Church Home of Hartford, 5.00%, 9/1/30 (4) 750 810
PFA, Church Home of Hartford, 5.00%, 9/1/38 (4) 1,620 1,733
PFA, Corvian Community School, Series A, 4.00%, 6/15/29 (4) 940 988
PFA, Corvian Community School, Series A, 5.00%, 6/15/39 (4) 940 1,009

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
PFA, Corvian Community School, Series A, 5.00%, 6/15/49 (4) 1,645 1,747
PFA, Corvian Community School, Series A, 5.125%, 6/15/47 (4) 2,475 2,572
PFA, Founders of Academy Las Vegas, Series A, 4.00%, 7/1/30 (4) 375 406
PFA, Founders of Academy Las Vegas, Series A, 5.00%, 7/1/40 (4) 665 746
PFA, Founders of Academy Las Vegas, Series A, 5.00%, 7/1/55 (4) 1,360 1,502
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/37 (4) 515 563
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/42 (4) 1,155 1,260
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/47 (4) 1,150 1,255
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/52 (4) 2,160 2,357
PFA, Mountain Island Charter School, 5.00%, 7/1/37  775 839
PFA, Mountain Island Charter School, 5.00%, 7/1/47  1,880 2,022
PFA, Mountain Island Charter School, 5.00%, 7/1/52  4,040 4,342
PFA, National Gypsum, 4.00%, 8/1/35 (7) 19,730 20,159
PFA, Nevada State College, 5.00%, 5/1/55 (4) 6,010 5,256
PFA, Searstone CCRC Project, Series A, 5.00%, 6/1/37 (6) 6,000 6,387
PFA, Searstone CCRC Project, Series A, 5.00%, 6/1/52 (6) 6,000 6,175
PFA, Searstone Retirement Community, Series A, 5.20%, 6/1/37  4,750 5,302
PFA, Searstone Retirement Community, Series A, 5.30%, 6/1/47  5,635 6,298
PFA, Searstone Retirement Community, Series A, 5.375%, 6/1/52  3,695 3,989
PFA, SKY Harbour Capital, 4.00%, 7/1/41 (7) 4,425 4,660
PFA, SKY Harbour Capital, 4.25%, 7/1/54 (7) 12,610 13,214
PFA, Southminster, 5.00%, 10/1/43 (4) 2,115 2,327
PFA, Southminster, 5.00%, 10/1/48 (4) 1,880 2,062
PFA, Southminster, 5.00%, 10/1/53 (4) 5,410 5,923
PFA, Univ. of Hawai'i Foundation project, Series A-1, 4.00%,
7/1/51 (4) 2,600 2,829
PFA, Univ. of Hawai'i Foundation project, Series A-1, 4.00%,
7/1/61 (4) 1,440 1,539
PFA, Univ. of Hawai'i Foundation project, Series B, 5.25%,
7/1/61 (4) 1,350 1,391
Platteville Redev. Auth., UM-Platteville Real Estate, 5.00%, 7/1/42  2,090 2,132
Wisconsin HEFA, Benevolent, 5.00%, 6/1/37  1,045 1,147
Wisconsin HEFA, Benevolent, 5.00%, 6/1/41  1,560 1,704
Wisconsin HEFA, Marshfield Clinic, Series B, 5.00%, 2/15/40  4,695 4,738
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/36 (6) 730 775
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/41 (6) 720 756
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/45 (6) 605 630
Wisconsin HEFA, Saint John's Communities, Series A, 5.00%,
9/15/40 (Prerefunded 9/15/23) (8) 940 1,018
Wisconsin HEFA, Saint John's Communities, Series A, 5.00%,
9/15/45 (Prerefunded 9/15/23) (8) 1,220 1,321
Wisconsin HEFA, Saint John's Communities, Series A, 5.00%,
9/15/50 (Prerefunded 9/15/23) (8) 4,395 4,758

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Wisconsin HEFA, Saint John's Communities, Series B, 5.00%,
9/15/37  610 632
145,600
Total Municipal Securities (Cost $5,278,151) 5,634,258
Total Investments in Securities 101.5%
(Cost $5,278,364) $ 5,634,563
Other Assets Less Liabilities (1.5)% (84,693)
Net Assets 100.0% $ 5,549,870
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security is in default or has failed to make a scheduled interest and/or principal payment.
(3) Insured by Assured Guaranty Municipal Corporation
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$980,519 and represents 17.7% of net assets.
(5) Insured by Berkshire Hathaway Assurance Corporation
(6) When-issued security
(7) Interest subject to alternative minimum tax.
(8) Prerefunded date is used in determining portfolio maturity.
(9) Insured by Assured Guaranty Corporation
(10) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(11) Insured by National Public Finance Guarantee Corporation
(12) Insured by ACA Financial Guaranty Corporation
(13) Obligor is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(14) Escrowed to maturity
(15) Insured by AMBAC Assurance Corporation
(16) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
DFA Development Finance Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority

T. ROWE PRICE Tax-Free High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
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IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free High Yield Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Free High Yield Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Tax-Free High Yield Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could

T. ROWE PRICE Tax-Free High Yield Fund

reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F59-054Q3 11/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 5,634,258 $ — $ 5,634,258
Common Stocks 305 — — 305
Total $ 305 $ 5,634,258 $ — $ 5,634,563